INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.2%
	AEROSPACE & DEFENSE - 3.0%
15,500	Howmet Aerospace, Inc.	$ 2,698,550

	ASSET MANAGEMENT - 3.2%
47,244	Brookfield Asset Management Ltd.	2,842,199

	BANKING - 3.1%
628,308	Lloyds Banking Group plc - ADR	2,714,290

	BEVERAGES - 2.9%
41,540	Monster Beverage Corporation(a)	2,592,511

	E-COMMERCE DISCRETIONARY - 2.8%
992	MercadoLibre, Inc.(a)	2,453,127

	ELECTRICAL EQUIPMENT - 3.8%
5,580	GE Vernova, LLC	3,420,373

	ENTERTAINMENT CONTENT - 3.7%
6,820	AppLovin Corporation, Class A(a)	3,263,984

	FOOD - 2.7%
39,184	Mondelez International, Inc., Class A	2,407,465

	INSTITUTIONAL FINANCIAL SERVICES - 3.5%
50,592	Interactive Brokers Group, Inc., Class A	3,148,846

	MACHINERY - 3.6%
7,564	Caterpillar, Inc.	3,169,619

	METALS & MINING - 4.2%
50,220	Newmont Corporation	3,736,368

	OIL & GAS PRODUCERS - 12.3%
149,668	Energy Transfer, L.P.	2,652,117

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.2% (Continued)
	OIL & GAS PRODUCERS - 12.3% (Continued)
84,940	Enterprise Products Partners, L.P.	$ 2,729,972
24,056	EOG Resources, Inc.	3,002,669
94,860	Kinder Morgan, Inc.	2,559,323
		10,944,081
	RETAIL - DISCRETIONARY - 10.3%
744	AutoZone, Inc.(a)	3,123,706
7,192	Home Depot, Inc. (The)	2,925,490
29,760	O'Reilly Automotive, Inc.(a)	3,085,517
		9,134,713
	SEMICONDUCTORS - 3.2%
17,856	QUALCOMM, Inc.	2,869,995

	SOFTWARE - 6.2%
26,040	Fortinet, Inc.(a)	2,051,171
24,552	Shopify, Inc., Class A(a)	3,468,706
		5,519,877
	TECHNOLOGY HARDWARE - 4.6%
30,256	Arista Networks, Inc.(a)	4,131,457

	TECHNOLOGY SERVICES - 2.6%
48,980	RELX plc - ADR	2,285,897

	TRANSPORTATION & LOGISTICS - 5.5%
32,612	Canadian Pacific Kansas City Ltd.	2,484,708
27,156	United Parcel Service, Inc., Class B	2,374,521
		4,859,229

	TOTAL COMMON STOCKS (Cost $66,664,761)	72,192,581

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
EXCHANGE-TRADED FUND — 18.1%
FIXED INCOME - 18.1%
660,920	Schwab Short-Term U.S. Treasury ETF (Cost $16,077,154)	$ 16,139,666

	TOTAL INVESTMENTS - 99.3% (Cost $82,741,915)	$ 88,332,247
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	627,547
	NET ASSETS - 100.0%	$ 88,959,794

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
(a)	Non-income producing security.